Consolidated Balance Sheets	Dec. 31, 2019 USD ($)
Current assets:
Cash and cash equivalents	$ 27,787,314
Restricted cash	720,703
Accounts receivable (including amounts with related parties)	3,339,897
Prepaid expenses and other current assets	1,137,739
Total current assets	32,985,653
Noncurrent restricted cash	300,000
Property and equipment, net	626,278
Capitalized software, net	5,868,915
Other assets	546,874
Total assets	40,327,720
Current liabilities:
Accounts payable	423,414
Accrued expenses and other liabilities	1,686,142
Deferred revenue	3,561,778
Deferred rent	478,603
Total current liabilities	6,149,937
Long-term liabilities:
Long-term deferred revenue	1,370,834
Long-term deferred rent	509,202
Total liabilities	8,029,973
Commitments and contingencies (Note 14)
Redeemable preferred stock:
Preferred stock, $00001 par value; 41,692,230 and 37,932,831 shares authorized, 41,587,368 and 32,653,742 issued and outstanding at December 31, 2020 and 2019, respectively	106,884,111
Stockholders' deficit:
Common stock, $00001 par value; 74,666,115 and 61,057,864 shares authorized, 2,765,097 and 8,396,425 issued and outstanding at December 31, 2020 and 2019, respectively	839
Additional paid-in capital	1,374,319
Accumulated deficit	(75,961,522)
Total stockholders' deficit	(74,586,364)
Total liabilities, preferred stock and stockholders' deficit	$ 40,327,720